SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended							2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	May. 31, 2014	Feb. 28, 2014	Aug. 31, 2013	Mar. 31, 2015	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			125,000			91,334
Stock Issued During Period, Value, Issued for Services			$ 95			$ 127				$ 164		$ 735
Warrants Exercised								337,169
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.85				$ 0.85
Proceeds from Warrant Exercises								$ 300		$ 287	$ 0	$ 0	$ 405
Stock Issued During Period, Shares, New Issues					4,163,961		776,204		686,420				776,204
Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				30,000
Stock Issued During Period, Value, Issued for Services								$ 27
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.65		$ 0.36
Stock Issued During Period, Shares, New Issues										7,469,859
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35
Stock Issued During Period, Shares, New Issues	75,000
Common Stock, Conversion Basis		262,500
Fair Value Assumptions, Weighted Average Expected Dividend	$ 0.15
Subsequent Event [Member] | Chief Executive Officer [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50
Subsequent Event [Member] | Chief Executive Officer [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.40